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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                             SEC File Number 0-13984

                             CUSIP NUMBER: 255153108

(Check one):   [ ] Form 10-K    [ ] Form 20-F    [ ] Form 11-K    [X] Form 10-Q
               [ ] Form 10-D    [ ] Form N-SAR   [ ] Form N-CSR

               For Period Ended: June 30, 2006
               [ ] Transition Report on Form 10-K
               [ ] Transition Report on Form 20-F
               [ ] Transition Report on Form 11-K
               [ ] Transition Report on Form 10-Q
               [ ] Transition Report on Form N-SAR
               For the Transition Period Ended: ________________________________

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  Read Instructions (on back page) Before Preparing Form. Please Print or Type.
      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION
                 HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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

PART I -- REGISTRANT INFORMATION

DIVERSIFIED CORPORATE RESOURCES, INC.
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Full Name of Registrant

N/A
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Former Name if Applicable

10670 NORTH CENTRAL EXPRESSWAY, SUITE 600
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Address of Principal Executive Office (Street and Number)

DALLAS, TEXAS 75231
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City, State and Zip Code

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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]

     (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day
[ ] following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

         The Registrant has experienced significant delays in the preparation of its financial statements and related disclosure, and, therefore, the registrant's auditors have experienced delays in initiating their review of the registrant's financial statements. As a result, the Registrant is unable, without unreasonable effort or expense, to complete and file its Quarterly Report on Form 10-Q for the quarter ended June 30, 2006 by August 14, 2006, the prescribed deadline for filing. No anticipated filing date can be given at this time.

SEC 1344 (03-05) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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(Attach extra Sheets if Needed)
PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

         J. Michael Moore           (972)               458-8500
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             (Name)              (Area Code)        (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

                                                             [X] Yes    [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                             [X] Yes    [ ] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

          The Registrant anticipates that it will report a significant change in its results of operations for the three-month and six-month periods ended June 30, 2006 compared to the same periods in the prior fiscal year. Based on the information available to us at this time, the unaudited financial results for the second quarter and six-month period ending June 30, 2006 include the following:

     o Estimated net service revenue of $4.4 million as compared to $9.7 million in 2005 for the three months ended June 30; the difference attributed to a $5.1 million decrease in temporary and contract staffing revenue as several contractors were hired full-time by clients, pursued other opportunities or eliminated due to their low-margins. There was also a $0.2 million decrease in direct placement revenue as staffing levels decreased during the quarter.

     o Estimated net service revenue of $12.0 million as compared to $19.1 million in 2005 for the six months ended June 30; the difference attributed to a $7.2 million decrease in temporary and contract staffing revenue and a $.1 million increase in direct placement revenue due to the increased direct placement sales in the first quarter.

     o Estimated gross profit of $2.1 million as compared to $3.6 million in 2005 for the three months ended June 30; as well as an estimated gross profit of $5.2 million as compared to $6.9 million in 2005 for the six-months ended June 30.

     o The estimated net loss applicable to common shareholders is still being calculated.

These results will likely change, as the auditors have not yet completed their review of the second quarter 2006 financial statements. Also, the results will likely change after the calculation of option and warrant expenses is included. Further, management will have to review with the auditors whether a non-cash charge of some or all of the Company's goodwill is accrued.

To be included as subsequent events, the Company has sold its nursing unit. This eliminates a losing division from our operations, reflecting in its value as it was sold at a loss. Due to the Company's financial condition, we have lost a significant amount of business, sales, and staff in the third quarter. Thus, management has continued to consolidate operations, cut costs, and implemented the use of virtual offices. Currently, the Company is delinquent in its latest IRS tax payments and the filing of its 2nd quarter tax report; therefore, funding at its lender has been suspended.

Management is reviewing two other strategic changes including diversification of the Company into oil and gas or real estate based on discussions with a few potential outside investors.

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                      DIVERSIFIED CORPORATE RESOURCES, INC.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 16, 2006                         By: /S/ J. Michael Moore
                                                  ------------------------------
                                                  J. Michael Moore,
                                                  Chairman of the Board and
                                                  Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.